5 Business combinations (Details) - BRL (R$) R$ in Thousands	May 09, 2019	Apr. 03, 2019	Mar. 29, 2019	Apr. 30, 2019
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Assets
Cash and cash and equivalents		R$ 3,834
Restrict cash		5,561
Trade receivables		1,832
Inventories
Recoverable taxes
Other assets		458
Right-of-use assets		47,789
Property and equipment		22,946
Investment in associate
Intangible assets		171,511
Total Assets		253,931
Liabilities
Trade payables		(1,133)
Loans and financing		(35,419)
Lease liabilities		(47,793)
Labor and social obligations		(5,254)
Taxes payable		(483)
Provision for legal proceedings		(1,684)
Advances from customers		(3,192)
Other liabilities		(460)
Total Liabilites		(95,418)
Total identifiable net assets at fair value		158,513
Non-controlling interest		(15,851)
Preliminary goodwill arising on acquisition		58,903
Purchase consideration transferred		201,565
Cash paid		102,330
Capital contribution
Payable in installments		99,235
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)		(1,887)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)		(98,496)
Net of cash flow on acquisition		R$ (100,383)
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Assets
Cash and cash and equivalents	R$ 307
Restrict cash
Trade receivables	8,965
Inventories
Recoverable taxes
Other assets	3,266
Right-of-use assets	8,800
Property and equipment	3,676
Investment in associate
Intangible assets	33,039
Total Assets	58,053
Liabilities
Trade payables	(4,908)
Loans and financing	(3,592)
Lease liabilities	(8,965)
Labor and social obligations	(1,575)
Taxes payable	(26,503)
Provision for legal proceedings	(2,008)
Advances from customers	(607)
Other liabilities
Total Liabilites	(48,158)
Total identifiable net assets at fair value	9,895
Non-controlling interest
Preliminary goodwill arising on acquisition	87,647
Purchase consideration transferred	97,542
Cash paid	52,239			R$ 25,000
Capital contribution
Payable in installments	45,303
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	(180)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	(51,932)
Net of cash flow on acquisition	R$ (52,112)
Guardaya Empreendimentos and Participacoes S.A. ("Guardaya") [Member]
Assets
Cash and cash and equivalents			R$ 1,548
Restrict cash
Trade receivables			44,277
Inventories			2,581
Recoverable taxes			280
Other assets			489
Right-of-use assets			4,556
Property and equipment			1,594
Investment in associate			24,458
Intangible assets			59,977
Total Assets			139,760
Liabilities
Trade payables			(454)
Loans and financing			(4,076)
Lease liabilities			(4,607)
Labor and social obligations			(1,844)
Taxes payable			(3,571)
Provision for legal proceedings			(680)
Advances from customers
Other liabilities			(4,709)
Total Liabilites			(19,941)
Total identifiable net assets at fair value			119,819
Non-controlling interest
Preliminary goodwill arising on acquisition			139,294
Purchase consideration transferred			259,113
Cash paid
Capital contribution			259,113
Payable in installments
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)			(482)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)			1,548
Net of cash flow on acquisition			R$ 1,066